Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Oct. 12, 2022	Oct. 04, 2022	Oct. 31, 2022	Oct. 03, 2022
Subsequent Events (Details) [Line Items]
Closing share price per share (in Dollars per share)				$ 7.94
Restricted Stock Units (RSUs) [Member]
Subsequent Events (Details) [Line Items]
Granted restricted stock units (in Shares)		428,902
Aggregate fair value		$ 3,405
Opal Term Loan [Member]
Subsequent Events (Details) [Line Items]
Borrowed amount			$ 12,500
Opal Term Loan [Member] | Secured Debt [Member]
Subsequent Events (Details) [Line Items]
Borrowed amount	$ 12,500		$ 12,500